Note 13 - Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
As at April 1	$ 30,393
Revaluations	3,597
Goodwill previously not recognized	627
Impairment of goodwill	(11,092)
Reclassifications	138
Additions		30,024
Foreign exchange	819	369
Carrying value at March 31	$ 24,482	$ 30,393